Principal subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
33. Principal Subsidiaries
Principal subsidiaries details

Principal subsidiaries for the Barclays Bank Group are set out below. This includes those subsidiaries that are most significant in the context of the Barclays Bank Group’s business, results or financial position.

	Principal place of business or incorporation		Percentage of voting rights held	Non-controlling interests - proportion of ownership interests	Non-controlling interests - proportion of voting interests
Company Name		Nature of business	%	%	%
Barclays Bank Ireland PLC	Ireland	Banking, holding company	100	-	-
Barclays Capital Inc.	United States	Securities dealing	100	-	-
Barclays Capital Securities Limited	United Kingdom	Securities dealing	100	-	-
Barclays Securities Japan Limited	Japan	Securities dealing	100	-	-
Barclays US LLC	United States	Holding company	100	-	-
Barclays Bank Delaware	United States	Credit card issuer	100	-	-

Entities excluded from consolidation

An interest in equity voting rights exceeding 50% would typically indicate that the Barclays Bank Group has control of an entity. However, the entity set out below is excluded from consolidation because the Barclays Bank Group does not have exposure to its variable returns.

Country of registration or incorporation	Company name	Percentage of voting rights held (%)	Equity shareholders' funds (£m)	Retained profit for the year (£m)
Cayman Islands	Palomino Limited	100	-	-